Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Short-term bank deposits	R$ 297,929	R$ 641,952
Brazilian Real [member]
Disclosure of cash and cash equivalents [line items]
Short-term bank deposits	235,488	611,254
U.S. dollars [member]
Disclosure of cash and cash equivalents [line items]
Short-term bank deposits	R$ 62,441	R$ 30,698